Schedule of Reconciliation of Net Income to Net Cash Provided by Operating Activities (Details) - AUD ($)		3 Months Ended				6 Months Ended		12 Months Ended
		Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024		Jun. 30, 2023
Cash Flow Information
(Loss) profit for the period attributable to members of the parent entity		$ (320,332)	$ (646,335)	$ 970,388	$ 1,410,531	$ (966,665)	$ 2,380,919	$ (21,230,681)		$ 1,844,970
– cash flows excluded from profit attributable to operating activities						165,752	12,787
– gain on forgiveness of payables	[1]							(670,782)
– depreciation						223,612	230,767	498,566		571,899
-interest						137,839
– Recapitalization expense								16,301,915
– change in fair value of warrants								(141,874)
– (increase)/decrease in trade and other receivables						(2,133,979)	(5,810)	(32,848)		(884,401)
– (increase)/decrease in prepayment of seed purchase								3,672,697		(2,593,941)
– (increase)/decrease in other assets						(805,252)	1,145,971	351,485		(1,174,503)
– (increase)/decrease in inventories						1,414,066	(2,285,450)	(5,181,691)		112,917
– increase/(decrease) in trade and other payables						(343,818)	(3,401,045)	3,742,915	[2]	2,778,396	[2]
– increase/(decrease) in provisions						(160,544)	334,453	505,368		34,459
Cash flows from/(used in) operations						$ (2,468,989)	$ (1,587,408)	$ (2,184,930)		$ 689,796

[1]	Includes forgiveness of legal fees of AUD$383,425 (Note 31), printer fees of $AUD126,482, and consultant fees of AUD$160,875.
[2]	Included in this balance is a noncash amount related to recapitalization costs of $5,163,951